Interim Condensed Consolidated Balance Sheets (unaudited) - CAD ($) $ in Millions	Jul. 31, 2019	Oct. 31, 2018
Assets
Cash and due from banks	$ 26,863	$ 30,209
Interest-bearing deposits with banks	31,553	36,471
Securities
Trading	140,421	128,258
Investment, net of applicable allowance (Note 4)	100,240	94,608
Securities	240,661	222,866
Assets purchased under reverse repurchase agreements and securities borrowed	309,640	294,602
Loans (Note 5)
Retail	416,583	399,452
Wholesale	198,941	180,278
Loans	615,524	579,730
Allowance for loan losses (Note 5)	(3,131)	(2,912)
Loans, net	612,393	576,818
Segregated fund net assets	1,602	1,368
Other
Customers' liability under acceptances	17,101	15,641
Derivatives	98,774	94,039
Premises and equipment	3,058	2,832
Goodwill	11,115	11,137
Other intangibles	4,735	4,687
Other assets	49,398	44,064
Total other assets	184,181	172,400
Total assets	1,406,893	1,334,734
Deposits (Note 6)
Personal	287,929	270,154
Business and government	563,343	534,371
Bank	29,939	32,521
Total deposits	881,211	837,046
Segregated fund net liabilities	1,602	1,368
Other
Acceptances	17,124	15,662
Obligations related to securities sold short	33,602	32,247
Obligations related to assets sold under repurchase agreements and securities loaned	220,027	206,814
Derivatives	96,857	90,238
Insurance claims and policy benefit liabilities	11,480	10,000
Other liabilities	52,794	52,273
Total other liabilities	431,884	407,234
Subordinated debentures	9,818	9,131
Total liabilities	1,324,515	1,254,779
Equity attributable to shareholders
Retained earnings	54,716	51,112
Other components of equity	4,265	4,823
Total equity attributable to shareholders	82,279	79,861
Non-controlling interests	99	94
Total equity	82,378	79,955
Total liabilities and equity	1,406,893	1,334,734
Preferred shares [member]
Equity attributable to shareholders
Issued capital	5,705	6,309
Common shares [member]
Equity attributable to shareholders
Issued capital	$ 17,593	$ 17,617